UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

February 28

Date of Fiscal Year End

November 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Focused Growth Opportunities Fund

Eaton Vance Focused Value Opportunities Fund

Eaton Vance

Focused Growth Opportunities Fund

November 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Aerospace & Defense — 2.8%
Raytheon Co.	39,032	$6,843,871

		$6,843,871

Air Freight & Logistics — 2.2%
FedEx Corp.	23,919	$5,477,451

		$5,477,451

Auto Components — 3.5%
Aptiv PLC	118,367	$8,510,587

		$8,510,587

Beverages — 3.5%
Coca-Cola Co. (The)	170,514	$8,593,906

		$8,593,906

Biotechnology — 4.5%
Loxo Oncology, Inc.(1)	24,937	$3,501,654
Vertex Pharmaceuticals, Inc.(1)	41,246	7,456,864

		$10,958,518

Building Products — 1.2%
Fortune Brands Home & Security, Inc.	68,474	$2,999,161

		$2,999,161

Capital Markets — 4.4%
Charles Schwab Corp. (The)	239,746	$10,740,621

		$10,740,621

Chemicals — 4.5%
Ecolab, Inc.	36,227	$5,814,071
Sherwin-Williams Co. (The)	11,902	5,047,281

		$10,861,352

Commercial Services & Supplies — 2.7%
Waste Connections, Inc.	84,410	$6,624,497

		$6,624,497

Communications Equipment — 2.9%
Palo Alto Networks, Inc.(1)	40,732	$7,044,599

		$7,044,599

Electronic Equipment, Instruments & Components — 1.7%
Littelfuse, Inc.	21,357	$4,086,662

		$4,086,662

Entertainment — 6.8%
Activision Blizzard, Inc.	129,815	$6,475,172
Walt Disney Co. (The)	86,231	9,958,818

		$16,433,990

1

Security	Shares	Value
Health Care Equipment & Supplies — 4.7%
Abbott Laboratories	104,857	$7,764,661
Intuitive Surgical, Inc.(1)	6,960	3,694,855

		$11,459,516

Health Care Providers & Services — 4.1%
UnitedHealth Group, Inc.	35,659	$10,033,016

		$10,033,016

Interactive Media & Services — 9.4%
Alphabet, Inc., Class C(1)	16,634	$18,204,749
IAC/InterActiveCorp.(1)	26,227	4,667,357

		$22,872,106

Internet & Direct Marketing Retail — 7.4%
Amazon.com, Inc.(1)	10,628	$17,963,127

		$17,963,127

IT Services — 8.8%
GoDaddy, Inc., Class A(1)	104,247	$6,803,159
Visa, Inc., Class A	102,307	14,497,925

		$21,301,084

Oil, Gas & Consumable Fuels — 1.4%
HollyFrontier Corp.	54,824	$3,424,855

		$3,424,855

Pharmaceuticals — 2.9%
Merck & Co., Inc.	87,651	$6,954,230

		$6,954,230

Road & Rail — 1.9%
CSX Corp.	64,556	$4,688,702

		$4,688,702

Semiconductors & Semiconductor Equipment — 1.5%
QUALCOMM, Inc.	64,125	$3,735,923

		$3,735,923

Software — 10.4%
Adobe, Inc.(1)	30,345	$7,613,257
Microsoft Corp.	46,062	5,107,815
SailPoint Technologies Holding, Inc.(1)	180,230	4,691,387
salesforce.com, Inc.(1)	55,032	7,856,369

		$25,268,828

Specialty Retail — 2.7%
Ulta Beauty, Inc.(1)	21,833	$6,501,649

		$6,501,649

Technology Hardware, Storage & Peripherals — 2.5%
HP, Inc.	261,043	$6,003,989

		$6,003,989

Total Common Stocks (identified cost $187,800,742)		$239,382,240

2

Short-Term Investments — 1.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.33%(2)	4,431,537	$4,431,094

Total Short-Term Investments (identified cost $4,431,094)		$4,431,094

Total Investments — 100.2% (identified cost $192,231,836)		$243,813,334

Other Assets, Less Liabilities — (0.2)%		$(529,042)

Net Assets — 100.0%		$243,284,292

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2018 was $69,671.

The Fund did not have any open derivative instruments at November 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$239,382,240	*	$—	$—	$239,382,240
Short-Term Investments	—		4,431,094	—	4,431,094
Total Investments	$239,382,240		$4,431,094	$—	$243,813,334

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Focused Value Opportunities Fund

November 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Aerospace & Defense — 2.5%
Textron, Inc.	40,141	$2,253,516

		$2,253,516

Banks — 10.7%
Bank of America Corp.	154,613	$4,391,009
PNC Financial Services Group, Inc. (The)	23,378	3,174,265
Sterling Bancorp	101,473	1,958,429

		$9,523,703

Beverages — 3.5%
Constellation Brands, Inc., Class A	8,358	$1,636,162
PepsiCo, Inc.	12,464	1,519,860

		$3,156,022

Capital Markets — 2.3%
Raymond James Financial, Inc.	25,781	$2,055,519

		$2,055,519

Chemicals — 2.8%
DowDuPont, Inc.	43,609	$2,522,781

		$2,522,781

Construction & Engineering — 2.4%
Fluor Corp.	52,564	$2,151,445

		$2,151,445

Consumer Finance — 2.7%
American Express Co.	21,834	$2,451,303

		$2,451,303

Containers & Packaging — 2.7%
Ball Corp.	48,893	$2,401,135

		$2,401,135

Diversified Telecommunication Services — 4.1%
Verizon Communications, Inc.	61,248	$3,693,254

		$3,693,254

Electric Utilities — 4.7%
Edison International	32,420	$1,793,474
NextEra Energy, Inc.	13,288	2,414,563

		$4,208,037

Electronic Equipment, Instruments & Components — 2.2%
FLIR Systems, Inc.	41,879	$1,920,571

		$1,920,571

Energy Equipment & Services — 2.1%
Halliburton Co.	60,705	$1,907,958

		$1,907,958

Security	Shares	Value
Entertainment — 2.6%
Walt Disney Co. (The)	20,054	$2,316,036

		$2,316,036

Equity Real Estate Investment Trusts (REITs) — 5.0%
Invitation Homes, Inc.	99,909	$2,144,047
Simon Property Group, Inc.	12,235	2,271,917

		$4,415,964

Food Products — 2.8%
Mondelez International, Inc., Class A	56,044	$2,520,859

		$2,520,859

Health Care Equipment & Supplies — 3.2%
Baxter International, Inc.	41,699	$2,858,466

		$2,858,466

Health Care Providers & Services — 2.7%
Anthem, Inc.	8,221	$2,384,665

		$2,384,665

Hotels, Restaurants & Leisure — 2.4%
Marriott International, Inc., Class A	18,471	$2,124,719

		$2,124,719

Household Durables — 0.6%
D.R. Horton, Inc.	14,344	$533,884

		$533,884

Insurance — 4.8%
American Financial Group, Inc.	21,304	$2,180,677
American International Group, Inc.	48,735	2,107,789

		$4,288,466

IT Services — 2.2%
Leidos Holdings, Inc.	30,490	$1,920,870

		$1,920,870

Machinery — 2.5%
Gardner Denver Holdings, Inc.(1)	89,750	$2,221,313

		$2,221,313

Multi-Utilities — 2.1%
Sempra Energy	16,259	$1,873,362

		$1,873,362

Oil, Gas & Consumable Fuels — 7.9%
ConocoPhillips	36,254	$2,399,290
EOG Resources, Inc.	21,049	2,174,572
Phillips 66	26,828	2,508,955

		$7,082,817

Pharmaceuticals — 10.1%
Johnson & Johnson	32,026	$4,704,620
Merck & Co., Inc.	53,912	4,277,378

		$8,981,998

Semiconductors & Semiconductor Equipment — 4.8%
NXP Semiconductors NV	18,855	$1,571,941
QUALCOMM, Inc.	46,940	2,734,725

		$4,306,666

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 2.2%
Tapestry, Inc.	51,148	$1,991,192

		$1,991,192

Total Common Stocks (identified cost $84,225,873)		$88,066,521

Exchange-Traded Funds — 0.6%

Security	Shares	Value
Equity Funds — 0.6%
iShares Russell 1000 Value ETF	4,413	$544,917

Total Exchange-Traded Funds (identified cost $533,022)		$544,917

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.33%(2)	246,692	$246,667

Total Short-Term Investments (identified cost $246,667)		$246,667

Total Investments — 99.5% (identified cost $85,005,562)		$88,858,105

Other Assets, Less Liabilities — 0.5%		$421,464

Net Assets — 100.0%		$89,279,569

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2018 was $11,337.

The Fund did not have any open derivative instruments at November 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$88,066,521	*	$—	$—	$88,066,521
Exchange-Traded Funds	544,917		—	—	544,917
Short-Term Investments	—		246,667	—	246,667
Total Investments	$88,611,438		$246,667	$—	$88,858,105

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 24, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 24, 2019